Investments and valuations (Tables)	12 Months Ended
Jun. 30, 2026
Investments, All Other Investments [Abstract]
Schedule of investments

Investments in Horizon Shipyard Inter Globe (M) Sdn Bhd (“Horizon”) and Double Corporate Oils & Fats Sdn Bhd (“DCOF”) consist of the following:

	As of June 30,
	2026	2025
Balance at July 1, 2025 and January 1, 2025	$89,712	$88,908
Investments during the year / period	114,597	-
Share of losses of associates	(12,753)	(4,029)
Foreign exchange difference	3,406	4,833
Balance at June 30, 2026 and June 30, 2025	$194,962	$89,712